RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended
	Dec. 08, 2020	Dec. 04, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 24, 2020
Related Party Transaction [Line Items]
Accrued expenses			$ 187,708	$ 84,754
Repayment of promissory note - related party				50,000
Administrative Service Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred and paid			30,000
Accrued expenses			30,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Outstanding balance of related party note		$ 50,000
Repayment of promissory note - related party	$ 50,000
Maximum borrowing capacity of related party promissory note					$ 50,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses incurred and paid				10,000
Accrued expenses				10,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,000,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant				$ 1,000,000
Price of warrant			$ 1.00	$ 1.00